UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

AMENDED CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2008 UNAUDITED

ASSETS:
Investments in securities, market value (1)	$390,820,169
Cash denominated in foreign currencies (2)	662,587
Cash	162,782
Collateral for securities loaned	1,411,227
Dividends and interest receivable	5,200,876
Subscriptions receivable	637,739

Total assets	398,895,380

LIABILITIES:
Due to investment adviser	303,038
Payable upon return of securities loaned	1,411,227
Redemptions payable	1,751,227
Payable for investments purchased	8,575

Total liabilities	3,474,067

NET ASSETS	$395,421,313

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,248,062
Additional paid-in capital	379,014,351
Net unrealized appreciation on investments	5,825,381
Undistributed net investment income	702,193
Accumulated net realized gain on investments	6,631,326

NET ASSETS	$395,421,313

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$12.17

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	32,480,619

(1) Cost of investments in securities:	$384,994,637
(2) Cost of cash denominated in foreign currencies:	662,738

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2008 UNAUDITED

INVESTMENT INCOME:
Interest	$13,229,791
Income from securities lending	4,872
Dividends	202,893

Total income	13,437,556

EXPENSES:
Management fees	1,777,648

NET INVESTMENT INCOME	11,659,908

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,696,140
Change in net unrealized appreciation on investments	(18,125,428)

Net realized and unrealized loss on investments	(12,429,288)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(769,380)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$11,659,908	$21,009,916
Net realized gain on investments	5,696,140	11,981,241
Change in net unrealized appreciation on investments	(18,125,428)	(4,961,089)

Net increase (decrease) in net assets resulting from operations	(769,380)	28,030,068

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,943,059)	(26,894,799)
From net realized gains		(3,275,697)

Total distributions	(10,943,059)	(30,170,496)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	92,572,608	198,443,342
Reinvestment of distributions	10,943,059	30,170,496
Redemptions of shares	(85,785,307)	(177,150,491)

Net increase in net assets resulting from share transactions	17,730,360	51,463,347

Total increase in net assets	6,017,921	49,322,919

NET ASSETS:
Beginning of period	389,403,392	340,080,473

End of period (1)	$395,421,313	$389,403,392

OTHER INFORMATION:

SHARES:
Sold	7,397,595	15,317,741
Issued in reinvestment of distributions	896,237	2,417,534
Redeemed	(6,849,030)	(13,723,925)

Net increase	1,444,802	4,011,350

(1) Including undistributed (overdistributed) net investment income	$702,193	$(14,656)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

			Year Ended December 31,
	Six Months Ended June 30, 2008
			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$12.55		$12.58	$11.95	$12.35	$11.98	$9.78

Income from Investment Operations

Net investment income	0.37		0.92	0.67	0.84	0.91	0.79
Net realized and unrealized gain (loss)	(0.40)		0.08	0.63	(0.39)	0.36	2.12

Total Income (Loss) From Investment Operations	(0.03)		1.00	1.30	0.45	1.27	2.91

Less Distributions

From net investment income	(0.35)		(0.92)	(0.67)	(0.85)	(0.90)	(0.71)
From net realized gains			(0.11)

Total Distributions	(0.35)		(1.03)	(0.67)	(0.85)	(0.90)	(0.71)

Net Asset Value, End of Period	$12.17		$12.55	$12.58	$11.95	$12.35	$11.98

Total Return	(0.27	%) ◆	8.10%	11.10%	3.71%	10.98%	30.10%

Net Assets, End of Period ($000)	$395,421		$389,403	$340,080	$293,374	$271,541	$251,129

Ratio of Expenses to Average Net Assets	0.90	% *	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	5.90	% *	5.67%	5.31%	5.06%	5.62%	6.30%

Portfolio Turnover Rate	13.81	% ◆	28.34%	36.73%	38.48%	33.18%	47.85%

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008
UNAUDITED

BONDS

Par Value ($)		Value ($)

AGENCY --- 1.70%
9,000,000	Fannie Mae *	6,636,742
SGD	Unsubordinated Notes
	2.290% February 19, 2009
		$6,636,742

AGRICULTURE --- 0.27%
1,055,000	Corn Products International Inc	1,065,052
	Senior Notes
	6.625% April 15, 2037
		$1,065,052

AIRLINES --- 1.94%
700,000	American Airlines Inc	644,000
	Pass Thru Certificates
	7.324% October 15, 2009
69,277	American Airlines Inc	62,696
	Pass Thru Certificates
	8.040% September 16, 2011
913,951	Atlas Air Inc †	868,254
	Pass Thru Certificates
	8.770% January 2, 2011
394,351	Atlas Air Inc	441,673
	Pass Thru Certificates
	9.057% January 2, 2014
1,500,291	Atlas Air Inc	1,605,312
	Pass Thru Certificates
	7.680% January 2, 2014
1,326,184	Atlas Air Inc †	1,392,493
	Pass Thru Certificates
	7.630% January 2, 2015
574,129	Continental Airlines Inc	476,527
	Pass Thru Certificates
	7.373% December 15, 2015
76,973	Continental Airlines Inc	63,887
	Pass Thru Certificates
	8.307% October 2, 2019
1,197,520	Delta Air Lines Inc	958,016
	Pass Thru Certificates
	8.954% August 10, 2014
705,000	Qantas Airways Ltd ‡	639,088
	Notes
	6.050% April 15, 2016
515,593	United Air Lines Inc	421,497
	Notes
	6.636% January 2, 2024
		$7,573,443

AUTOMOBILES --- 0.94%
1,735,000	Ford Motor Co	910,875
	Debentures
	6.375% February 1, 2029
2,175,000	Ford Motor Co	1,266,937
	Unsecured Notes
	7.450% July 16, 2031
215,000	Ford Motor Co	120,400
	Notes
	7.125% November 15, 2025
225,000	Ford Motor Co	120,375
	Bonds
	6.625% October 1, 2028
1,935,000	General Motors Corp	1,127,138
	Senior Debentures
	8.250% July 15, 2023
240,000	General Motors Corp §	142,200
	Senior Debentures
	8.375% July 15, 2033
		$3,687,925

BANKS --- 1.35%
1,830,000	BAC Capital Trust VI	1,490,121
	Company Guaranteed Notes
	5.625% March 8, 2035
2,500,000	HSBC Bank USA Inc ‡	2,933,250
	Notes
	3.310% August 25, 2010
1,000,000	Keycorp Capital III	856,610
	Company Guaranteed Notes
	7.750% July 15, 2029
		$5,279,981

BIOTECHNOLOGY --- 0.85%
250,000	Human Genome Sciences Inc	180,625
	Bonds
	2.250% August 15, 2012
90,000	Incyte Corp	83,700
	Convertible
	3.500% February 15, 2011
385,000	Nektar Therapeutics	265,169
	Convertible
	3.250% September 28, 2012
1,767,000	Vertex Pharmaceuticals Inc	2,783,025
	Senior Subordinated Notes
	4.750% February 15, 2013
		$3,312,519

BROADCAST/MEDIA --- 3.21%
50,000	Clear Channel Communications Inc	29,250
	Senior Unsecured Notes
	5.500% December 15, 2016
1,000,000	Clear Channel Communications Inc	965,000
	Notes
	4.250% May 15, 2009
3,365,000	Comcast Corp	3,131,775
	Notes
	6.450% March 15, 2037
3,130,000	Comcast Corp	3,078,634
	Global Notes
	6.950% August 15, 2037
1,710,000	Comcast Corp	1,453,049
	Bonds
	5.650% June 15, 2035
1,140,000	Comcast Corp	1,083,712
	Senior Unsecured Notes
	6.500% November 15, 2035
83,164	Liberty Media Corp	47,611
	Convertible
	3.500% January 15, 2031
1,860,000	News America Inc	1,712,526
	Notes
	6.150% March 1, 2037
1,130,000	News America Inc	1,042,066
	Notes
	6.200% December 15, 2034
		$12,543,623

BUILDING MATERIALS --- 0.61%
865,000	Owens Corning Inc	722,628
	Notes
	7.000% December 1, 2036
575,000	Owens Corning Inc	523,524
	Notes
	6.500% December 1, 2016
250,000	Ply Gem Industries Inc §	146,875
	Senior Subordinated Notes
	9.000% February 15, 2012
1,220,000	USG Corp	982,100
	Senior Unsecured Notes
	6.300% November 15, 2016
		$2,375,127

CANADIAN - FEDERAL --- 13.76%
2,000,000	Canada Housing Trust #1	1,970,285
CAD	Foreign Government Guaranteed Notes
	4.100% December 15, 2008
4,340,000	Government of Canada	4,304,334
CAD	Bonds
	3.750% June 1, 2012
9,500,000	Government of Canada	11,685,643
CAD	Bonds
	5.750% June 1, 2033
13,645,000	Government of Canada	14,264,422
CAD	Bonds
	5.250% June 1, 2012
9,700,000	Government of Canada	9,535,432
CAD	Bonds
	4.250% September 1, 2008
12,100,000	Government of Canada	11,999,968
CAD	Bonds
	4.250% September 1, 2009
		$53,760,084

CANADIAN - PROVINCIAL --- 0.82%
3,061,746	Province of Alberta	3,206,922
CAD	Debentures
	5.930% September 16, 2016
		$3,206,922

CHEMICALS --- 0.99%
535,000	Hercules Inc	433,350
	Junior Subordinated Debentures
	6.500% June 30, 2029
3,675,000	Methanex Corp	3,419,249
	Notes
	6.000% August 15, 2015
		$3,852,599

COMMUNICATIONS - EQUIPMENT --- 1.51%
950,000	Corning Inc	963,651
	Unsecured Notes
	7.250% August 15, 2036
4,555,000	Lucent Technologies Inc	3,484,575
	Debentures
	6.450% March 15, 2029
250,000	Lucent Technologies Inc	191,250
	Debentures
	6.500% January 15, 2028
375,000	Motorola Inc	295,015
	Senior Unsecured Notes
	6.625% November 15, 2037
325,000	Motorola Inc	253,878
	Debentures
	6.500% November 15, 2028
325,000	Motorola Inc	180,797
	Senior Unsecured Notes
	5.220% October 1, 2097
798,000	Nortel Networks Corp	534,660
	Notes
	2.125% April 15, 2014
		$5,903,826

COMPUTER HARDWARE & SYSTEMS --- 0.05%
222,000	Maxtor Corp #	208,680
	Convertible
	5.750% March 1, 2012
		$208,680

CONTAINERS --- 0.17%
650,000	Owens-Illinois Inc	659,750
	Debentures
	7.800% May 15, 2018
		$659,750

DISTRIBUTORS --- 0.61%
2,410,000	Owens & Minor Inc	2,367,073
	Notes
	6.350% April 15, 2016
		$2,367,073

ELECTRIC COMPANIES --- 2.58%
1,415,000	Bruce Mansfield Unit	1,416,740
	Guaranteed Notes
	6.850% June 1, 2034
57,000	Commonwealth Edison Co #	53,165
	Debentures
	4.750% December 1, 2011
3,385,000	Empresa Nacional de Electricidad SA	3,688,851
	Bonds
	7.875% February 1, 2027
2,440,000	Illinois Power Co ‡	2,348,883
	Notes
	6.250% April 1, 2018
385,000	Quezon Power Philippines Ltd	379,225
	Bonds
	8.860% June 15, 2017
250,000	SP PowerAssets Ltd	185,610
SGD	Notes
	3.730% October 22, 2010
250,000	Texas - New Mexico Power Co	249,773
	Senior Notes
	6.250% January 15, 2009
945,000	TXU Corp	688,506
	Notes
	6.550% November 15, 2034
395,000	TXU Corp	309,235
	Senior Notes
	5.550% November 15, 2014
1,010,000	TXU Corp	745,180
	Senior Unsecured Notes
	6.500% November 15, 2024
		$10,065,168

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.85%
1,500,000	Agilent Technologies Inc	1,461,048
	Senior Unsecured Notes
	6.500% November 1, 2017
1,630,000	Arrow Electronics Inc	1,664,729
	Senior Notes
	6.875% July 1, 2013
245,000	Avnet Inc	244,892
	Senior Unsecured Notes
	6.625% September 15, 2016
1,220,000	Avnet Inc	1,174,751
	Notes
	5.875% March 15, 2014
865,000	Avnet Inc	894,194
	Convertible
	2.000% March 15, 2034
1,850,000	Avnet Inc	1,793,414
	Notes
	6.000% September 1, 2015
		$7,233,028

ELECTRONICS - SEMICONDUCTOR --- 0.14%
225,000	Amkor Technology Inc	215,438
	Senior Notes
	7.125% March 15, 2011
65,000	Kulicke & Soffa Industries Inc	57,200
	Convertible
	1.000% June 30, 2010
240,000	Kulicke & Soffa Industries Inc	232,200
	Convertible
	0.500% November 30, 2008
40,000	Richardson Electronics Ltd	33,000
	Convertible
	7.750% December 15, 2011
		$537,838

ENGINEERING & CONSTRUCTION --- 0.26%
1,005,000	North American Energy Partners Inc	1,015,050
	Senior Notes
	8.750% December 1, 2011
		$1,015,050

FINANCIAL SERVICES --- 9.15%
1,910,000	American General Finance Corp	1,664,689
	Notes
	6.900% December 15, 2017
360,000	CIT Group Inc	404,198
EUR	Notes
	5.000% May 13, 2014
2,610,000	CIT Group Inc	2,008,917
	Unsecured Notes
	5.800% October 1, 2036
250,000	CIT Group Inc	296,327
EUR	Notes
	4.250% September 22, 2011
1,000,000	CIT Group Inc	1,129,230
EUR	Notes
	3.800% November 14, 2012
1,000,000	CIT Group Inc	1,351,893
GBP	Notes
	5.500% December 1, 2014
190,000	CIT Group Inc	150,826
	Senior Unsecured Notes
	5.400% February 13, 2012
95,000	CIT Group Inc	65,689
	Unsecured Notes
	5.000% February 1, 2015
180,000	CIT Group Inc	128,925
	Senior Notes
	5.125% September 30, 2014
415,000	CIT Group Inc	298,005
	Senior Notes
	5.000% February 13, 2014
580,000	CIT Group Inc	400,112
	Senior Unsecured Notes
	5.650% February 13, 2017
150,000	CIT Group Inc	103,304
	Unsecured Notes
	5.400% January 30, 2016
537,000	Countrywide Financial **	502,766
	Convertible
	1.416% May 15, 2037
175,000	Countrywide Financial Corp **	168,656
	Convertible
	0.758% April 15, 2037
176,000	Countrywide Home Loans Inc	160,228
	Notes
	4.000% March 22, 2011
895,000	Ford Motor Credit Co	763,587
	Notes
	5.700% January 15, 2010
1,245,000	Ford Motor Credit Co	916,832
	Notes
	7.000% October 1, 2013
400,000	General Electric Capital Corp	262,256
NZD	Unsubordinated Notes
	6.750% September 26, 2016
5,255,000	General Electric Capital Corp	3,446,745
NZD	Senior Unsubordinated Notes
	6.500% September 28, 2015
260,000	General Motors Acceptance Corp	171,716
	Global Notes
	6.750% December 1, 2014
1,045,000	General Motors Acceptance Corp	679,854
	Bonds
	8.000% November 1, 2031
17,433,642,500	JP Morgan Chase Bank London ‡ ††	1,448,960
IDR	Zero Coupon
	12.240% October 21, 2010
37,900,127,200	JPMorgan Chase & Co ‡ ††	2,609,439
IDR	Zero Coupon
	8.800% April 12, 2012
12,275,000	JPMorgan Chase Bank NA ‡ ††	5,860,958
BRL	Zero Coupon
	13.870% May 17, 2010
1,820,000	NiSource Finance Corp	1,756,544
	Notes
	6.400% March 15, 2018
280,876	Power Receivables Finance ‡	287,348
	Senior Notes
	6.290% January 1, 2012
1,125,000	Ranhill Labuan Ltd ‡	843,750
	Notes
	12.500% October 26, 2011
1,565,000	Residential Capital LLC	610,350
	Senior Notes
	6.500% April 17, 2013
650,000	Residential Capital LLC §	253,500
	Notes
	8.875% June 30, 2015
400,000	Residential Capital LLC ‡	357,136
GBP	Notes
	9.375% July 1, 2014
555,000	Residential Capital LLC	216,450
	Senior Notes
	6.500% June 1, 2012
2,725,000	SLM Corp	2,614,191
	Notes
	8.450% June 15, 2018
580,000	SLM Corp	540,305
	Senior Unsecured Notes
	4.000% January 15, 2010
1,120,000	SLM Corp	986,459
	Notes
	5.375% January 15, 2013
2,665,000	Toll Brothers Finance Corp	2,307,901
	Notes
	5.150% May 15, 2015
		$35,768,046

FOOD & BEVERAGES --- 0.05%
210,000	Sara Lee Corp	190,232
	Unsecured Notes
	6.125% November 1, 2032
		$190,232

FOREIGN BANKS --- 3.24%
3,020,000,000	Barclays Financial LLC ‡	2,908,704
KRW	Medium Term Notes
	4.060% September 16, 2010
125,000,000	Barclays Financial LLC ‡	3,638,880
THB	Bonds
	4.160% February 22, 2010
49,000,000	Barclays Financial LLC ‡	1,424,535
THB	Bonds
	4.100% March 22, 2010
358,000,000	Rabobank Nederland NV ‡	4,560,440
ISK	Unsubordinated Notes
	14.000% January 28, 2009
10,000,000	Rabobank Nederland NV	127,874
ISK	Notes
	12.500% February 17, 2009
		$12,660,433

FOREIGN GOVERNMENTS --- 4.02%
2,000,000	Government of Australia	1,833,988
AUD	Bonds
	6.000% May 1, 2012
4,290,000	Government of Australia	4,082,173
AUD	Bonds
	7.000% December 1, 2010
2,935,000	Government of Australia	2,721,376
AUD	Notes
	6.000% June 14, 2011
100,000	Government of Brazil	127,250
	Unsubordinated Notes
	8.875% April 15, 2024
80,000,000	Government of Mexico	6,927,888
MXP	Bonds
	8.000% December 7, 2023
		$15,692,675

HEALTH CARE RELATED --- 1.84%
725,000	HCA Inc	558,250
	Bonds
	7.500% November 6, 2033
80,000	HCA Inc	70,200
	Senior Unsecured Notes
	6.750% July 15, 2013
2,035,000	HCA Inc	1,765,362
	Notes
	6.250% February 15, 2013
130,000	HCA Inc	108,225
	Bonds
	6.500% February 15, 2016
150,000	HCA Inc	124,500
	Notes
	6.375% January 15, 2015
45,000	HCA Inc	37,463
	Senior Unsecured Notes
	5.750% March 15, 2014
175,000	HCA Inc	138,396
	Notes
	7.750% July 15, 2036
765,000	HCA Inc	625,593
	Notes
	7.690% June 15, 2025
150,000	HCA Inc	129,205
	Senior Unsecured Notes
	7.190% November 15, 2015
575,000	HCA Inc	489,412
	Debentures
	8.360% April 15, 2024
1,115,000	HCA Inc	904,372
	Notes
	7.580% September 15, 2025
395,000	HCA Inc	321,182
	Debentures
	7.500% December 15, 2023
2,505,000	HCA Inc	1,897,016
	Debentures
	7.050% December 1, 2027
55,000	Tenet Healthcare Corp	39,600
	Senior Notes
	6.875% November 15, 2031
		$7,208,776

HOMEBUILDING --- 2.60%
3,295,000	DR Horton Inc	2,619,525
	Senior Notes
	5.250% February 15, 2015
5,000	DR Horton Inc	4,119
	Unsubordinated Notes
	6.500% April 15, 2016
405,000	DR Horton Inc	328,050
	Senior Notes
	5.625% September 15, 2014
1,070,000	DR Horton Inc	834,600
	Company Guaranteed Notes
	5.625% January 15, 2016
80,000	K Hovnanian Enterprises Inc	49,600
	Global Notes
	6.250% January 15, 2016
25,000	K Hovnanian Enterprises Inc	16,250
	Global Notes
	6.375% December 15, 2014
20,000	K Hovnanian Enterprises Inc	13,000
	Senior Notes
	6.500% January 15, 2014
1,340,000	Lennar Corp	1,026,775
	Company Guaranteed Notes
	6.500% April 15, 2016
1,925,000	Lennar Corp	1,407,656
	Company Guaranteed Notes
	5.600% May 31, 2015
3,615,000	Pulte Homes Inc	2,819,700
	Senior Unsecured Notes
	6.000% February 15, 2035
450,000	Pulte Homes Inc	366,750
	Senior Unsecured Notes
	5.200% February 15, 2015
695,000	Pulte Homes Inc	538,625
	Senior Notes
	6.375% May 15, 2033
290,000	Stanley-Martin Communities LLC	127,600
	Notes
	9.750% August 15, 2015
		$10,152,250

INSURANCE RELATED --- 3.51%
415,000	Allstate Corp	365,927
	Senior Notes
	5.950% April 1, 2036
9,600,000	ASIF Global Financing XXVII ‡	7,048,039
SGD	Senior Notes
	2.380% February 26, 2009
555,000	Marsh & McLennan Cos Inc	550,259
	Senior Unsecured Notes
	5.750% September 15, 2015
850,000	Marsh & McLennan Cos Inc	825,206
	Notes
	5.375% July 15, 2014
125,000	Marsh & McLennan Cos Inc	104,882
	Senior Notes
	5.875% August 1, 2033
590,000	MBIA Insurance Corp ‡ **	244,850
	Bonds
	14.000% January 15, 2033
3,005,000	Mutual of Omaha Insurance Co ‡	2,867,942
	Notes
	6.800% June 15, 2036
755,000	St Paul Travelers Co Inc	760,721
	Senior Unsecured Notes
	6.750% June 20, 2036
1,010,000	Travelers Cos Inc	938,850
	Senior Notes
	6.250% June 15, 2037
		$13,706,676

INVESTMENT BANK/BROKERAGE FIRM --- 0.74%
200,000	Kaupthing Bank Hf ‡ **	173,578
	Senior Notes
	3.413% January 15, 2010
300,000	Kaupthing Bank Hf ‡	196,500
	Unsecured Notes
	6.125% October 4, 2016
1,600,000	Kaupthing Bank Hf ‡	1,212,000
	Senior Notes
	5.750% October 4, 2011
105,000	Lehman Brothers Holdings Inc **	80,277
	Bonds
	6.000% May 3, 2032
1,440,000	Lehman Brothers Holdings Inc	1,239,549
	Subordinated Notes
	6.875% July 17, 2037
		$2,901,904

LEISURE & ENTERTAINMENT --- 0.82%
295,000	Time Warner Inc	262,608
	Notes
	6.500% November 15, 2036
120,000	Time Warner Inc	109,197
	Company Guaranteed Bonds
	6.625% May 15, 2029
75,000	Time Warner Inc	76,144
	Company Guaranteed Bonds
	7.625% April 15, 2031
2,925,000	Viacom Inc	2,746,830
	Bonds
	6.875% April 30, 2036
		$3,194,779

MACHINERY --- 0.17%
665,000	Toro Co	680,070
	Bonds
	6.625% May 1, 2037
		$680,070

MANUFACTURING --- 0.79%
1,550,000	Bombardier Inc	1,459,253
CAD	Debentures
	7.350% December 22, 2026
2,220,000	Hexion Specialty Chemicals Inc	1,332,000
	Debentures
	7.875% February 15, 2023
480,000	Hexion Specialty Chemicals Inc	302,400
	Debentures
	9.200% March 15, 2021
		$3,093,653

MEDICAL PRODUCTS --- 0.18%
275,000	Boston Scientific Corp	258,500
	Senior Unsecured Bonds
	6.400% June 15, 2016
160,000	Boston Scientific Corp	147,600
	Senior Unsecured Bonds
	5.450% June 15, 2014
500,000	EPIX Pharmaceuticals Inc	302,500
	Convertible
	3.000% June 15, 2024
		$708,600

MISCELLANEOUS --- 0.22%
847,282	PF Export Receivable Master Trust Technologies ‡	868,464
	Company Guaranteed Notes
	6.436% June 1, 2015
		$868,464

OFFICE EQUIPMENT & SUPPLIES --- 0.19%
750,000	Xerox Capital Trust I	732,046
	Company Guaranteed Notes
	8.000% February 1, 2027
		$732,046

OIL & GAS --- 5.25%
1,865,000	Anadarko Petroleum Corp	1,840,919
	Senior Notes
	6.450% September 15, 2036
2,525,000	Anadarko Petroleum Corp	2,526,356
	Senior Notes
	5.950% September 15, 2016
995,000	Connacher Oil & Gas Ltd ‡	1,049,725
	Secured Notes
	10.250% December 15, 2015
700,000	Devon Energy Corp	1,300,250
	Convertible
	4.950% August 15, 2008
500,000	Devon Energy Corp	928,750
	Convertible
	4.900% August 15, 2008
250,000	El Paso Corp	251,765
	Senior Notes
	7.800% August 1, 2031
2,000,000	El Paso Corp	1,842,004
	Bonds
	6.950% June 1, 2028
990,000	Enterprise Products Operating LP	983,078
	Notes
	6.300% September 15, 2017
210,000	Kinder Morgan Inc	185,325
	Senior Unsecured Notes
	5.150% March 1, 2015
1,500,000	Pioneer Natural Resources Co	1,324,301
	Senior Notes
	7.200% January 15, 2028
2,750,000	Plains All American Pipeline LP	2,564,611
	Notes
	6.650% January 15, 2037
1,275,000	Plains All American Pipeline LP	1,253,000
	Notes
	6.125% January 15, 2017
2,425,000	Questar Market Resources Inc	2,369,426
	Bonds
	6.800% April 1, 2018
975,000	Talisman Energy Inc	896,236
	Senior Unsecured Bonds
	6.250% February 1, 2038
365,000	Talisman Energy Inc	314,483
	Notes
	5.850% February 1, 2037
110,000	Weatherford International Ltd	107,633
	Notes
	6.500% August 1, 2036
776,000	Williams Cos Inc	784,730
	Debentures
	7.500% January 15, 2031
		$20,522,592

OTHER ASSET-BACKED --- 0.73%
2,520,000	Citibank Credit Card Issuance Trust	2,409,750
	Series 2008-C6 Class C6
	6.300% June 20, 2014
500,000	Community Program Loan Trust	446,965
	Series 1987-A Class A5
	4.500% April 1, 2029
		$2,856,715

PAPER & FOREST PRODUCTS --- 2.02%
120,000	Georgia-Pacific Corp	111,000
	Notes
	8.875% May 15, 2031
540,000	Georgia-Pacific Corp	499,500
	Senior Notes
	8.000% January 15, 2024
635,000	Georgia-Pacific Corp	530,225
	Bonds
	7.250% June 1, 2028
5,850,000	Georgia-Pacific Corp	5,148,000
	Notes
	7.750% November 15, 2029
500,000	International Paper Co	498,363
	Notes
	4.250% January 15, 2009
685,000	Westvaco Corp	640,430
	Unsecured Notes
	7.950% February 15, 2031
490,000	Westvaco Corp	474,368
	Debentures
	8.200% January 15, 2030
		$7,901,886

PHARMACEUTICALS --- 1.69%
1,655,000	Elan Finance PLC	1,659,138
	Senior Notes
	8.875% December 1, 2013
3,510,000	Elan Finance PLC	3,404,700
	Notes
	7.750% November 15, 2011
840,000	Valeant Pharmaceuticals International	720,300
	Convertible
	4.000% November 15, 2013
910,000	Valeant Pharmaceuticals International	833,787
	Convertible
	3.000% August 16, 2010
		$6,617,925

PRINTING & PUBLISHING --- 0.27%
2,685,000	Tribune Co	1,067,287
	Unsecured Notes
	5.250% August 15, 2015
		$1,067,287

RAILROADS --- 0.78%
3,245,000	CSX Corp	2,811,900
	Senior Unsubordinated Notes
	6.000% October 1, 2036
386,000	Missouri Pacific Railroad Co	239,320
	Debentures
	5.000% January 1, 2045
		$3,051,220

REAL ESTATE --- 1.99%
850,000	Camden Property Trust REIT	743,359
	Senior Unsecured Notes
	5.700% May 15, 2017
135,000	Duke Realty LP REIT	124,683
	Senior Unsecured Notes
	5.950% February 15, 2017
50,000	Equity Residential REIT	45,088
	Notes
	5.125% March 15, 2016
2,310,000	Highwoods Properties Inc REIT	1,995,020
	Senior Unsecured Notes
	5.850% March 15, 2017
2,200,000	Highwoods Properties Inc REIT	2,090,343
	Senior Notes
	7.500% April 15, 2018
935,000	Host Hotels & Resorts LP ‡	756,181
	Convertible
	2.625% April 15, 2027
90,000	iStar Financial Inc	76,950
	Unsecured Notes
	5.650% September 15, 2011
375,000	iStar Financial Inc	307,500
	Notes
	5.950% October 15, 2013
1,565,000	iStar Financial Inc	1,431,975
	Notes
	8.625% June 1, 2013
60,000	iStar Financial Inc	50,400
	Notes
	5.700% March 1, 2014
20,000	iStar Financial Inc	16,000
	Unsecured Notes
	6.050% April 15, 2015
20,000	iStar Financial Inc	15,757
	Unsecured Notes
	5.875% March 15, 2016
50,000	ProLogis Trust REIT	47,090
	Secured Notes
	5.750% April 1, 2016
60,000	ProLogis Trust REIT	56,370
	Secured Notes
	5.625% November 15, 2015
		$7,756,716

RETAIL --- 3.36%
360,000	Albertson's Inc	368,219
	Debentures
	8.000% May 1, 2031
755,000	Albertson's Inc	647,518
	Notes
	6.625% June 1, 2028
580,000	Albertson's Inc	568,807
	Debentures
	7.750% June 15, 2026
4,545,000	Albertson's Inc	4,299,388
	Debentures
	7.450% August 1, 2029
500,000	Dillard's Inc	365,000
	Unsecured Notes
	6.625% January 15, 2018
1,000,000	Dillard's Inc	700,000
	Debentures
	7.750% July 15, 2026
500,000	Dillard's Inc	365,000
	Debentures
	7.875% January 1, 2023
525,000	Federated Retail Holdings Inc	404,346
	Notes
	6.375% March 15, 2037
850,000	Foot Locker Inc	794,750
	Debentures
	8.500% January 15, 2022
2,736,000	Home Depot Inc	2,235,110
	Senior Unsecured Notes
	5.875% December 16, 2036
445,000	JC Penney Corp Inc	371,661
	Senior Notes
	6.375% October 15, 2036
2,125,000	Toys R Us Inc	1,572,500
	Senior Notes
	7.375% October 15, 2018
540,000	Toys R Us Inc §	441,450
	Senior Notes
	7.875% April 15, 2013
		$13,133,749

SPECIALIZED SERVICES --- 0.78%
3,285,000	Western Union Co	3,065,532
	Senior Unsecured Notes
	6.200% November 17, 2036
		$3,065,532

SUPRANATIONALS --- 5.63%
17,325,000	Inter-American Development Bank	12,147,003
NZD	Senior Unsecured Notes
	6.000% December 15, 2017
17,500,000	Inter-American Development Bank ††	9,855,280
BRL	Zero Coupon
	18.840% May 11, 2009
		$22,002,283

TELEPHONE & TELECOMMUNICATIONS --- 8.80%
25,000	ALLTEL Corp	22,875
	Unsecured Notes
	6.800% May 1, 2029
750,000	ALLTEL Corp	761,250
	Senior Unsecured Notes
	7.875% July 1, 2032
760,000	AT&T Corp	721,617
	Notes
	6.500% March 15, 2029
4,205,000	AT&T Inc	4,069,679
	Bonds
	6.500% September 1, 2037
610,000	BellSouth Corp	558,615
	Bonds
	6.000% November 15, 2034
775,000	Embarq Corp	733,136
	Notes
	7.995% June 1, 2036
2,440,000	Level 3 Communications Inc	2,040,450
	Convertible
	2.875% July 15, 2010
1,465,000	Level 3 Communications Inc	1,188,481
	Senior Notes
	3.500% June 15, 2012
965,000	Level 3 Communications Inc	919,163
	Convertible
	6.000% September 15, 2009
1,070,000	Level 3 Communications Inc §	995,100
	Convertible
	6.000% March 15, 2010
230,000	Nextel Communications Inc	194,350
	Senior Notes
	6.875% October 31, 2013
815,000	Nextel Communications Inc	654,038
	Bonds
	5.950% March 15, 2014
240,000	Nextel Communications Inc	199,200
	Senior Notes
	7.375% August 1, 2015
290,000	Nextel Communications Inc	279,850
	Convertible
	5.250% January 15, 2010
250,000	Nortel Networks Ltd	177,500
	Notes
	6.875% September 1, 2023
1,585,000	Northern Telecom Capital	1,133,275
	Notes
	7.875% June 15, 2026
150,000	NTL Cable PLC	140,625
	Senior Notes
	9.125% August 15, 2016
150,000	Qwest Capital Funding Inc	129,375
	Unsecured Notes
	7.625% August 3, 2021
3,500,000	Qwest Capital Funding Inc	2,983,750
	Company Guaranteed Notes
	7.750% February 15, 2031
500,000	Qwest Corp	442,500
	Debentures
	7.250% September 15, 2025
500,000	Sprint Capital Corp	438,750
	Notes
	6.900% May 1, 2019
1,064,000	Sprint Capital Corp	885,780
	Company Guaranteed Notes
	6.875% November 15, 2028
606,000	Sprint Nextel Corp	521,160
	Bonds
	6.000% December 1, 2016
470,000	Telecom Italia Capital SA	402,233
	Company Guaranteed Notes
	6.000% September 30, 2034
465,000	Telecom Italia Capital SA	413,975
	Company Guaranteed Notes
	6.375% November 15, 2033
8,740,000	Telefonica Emisones SAU	8,969,425
	Company Guaranteed Notes
	7.045% June 20, 2036
250,000	US West Capital Funding Inc	205,000
	Company Guaranteed Notes
	6.500% November 15, 2018
2,005,000	US West Capital Funding Inc	1,604,000
	Bonds
	6.875% July 15, 2028
2,915,000	Verizon Global Funding Corp	2,569,237
	Bonds
	5.850% September 15, 2035
65,000	Verizon Maryland Inc	50,194
	Senior Unsecured Notes
	5.125% June 15, 2033
		$34,404,583

TEXTILES --- 0.13%
35,000	Dixie Group Inc §	31,719
	Convertible
	7.000% May 15, 2012
750,000	Kellwood Co #	483,750
	Convertible
	7.625% October 15, 2017
		$515,469

TOBACCO --- 0.71%
2,235,000	Reynolds American Inc	2,223,353
	Bonds
	6.750% June 15, 2017
545,000	Reynolds American Inc	536,354
	Bonds
	7.250% June 15, 2037
		$2,759,707

TRANSPORTATION --- 0.37%
1,650,000	APL Ltd #	1,369,500
	Debentures
	8.000% January 15, 2024
79,000	Preston Corp	73,272
	Convertible
	7.000% May 1, 2011
		$1,442,772

U.S. MUNICIPAL --- 1.46%
1,905,000	Michigan Tobacco Settlement Finance Authority	1,744,180
	Revenue Bonds
	7.309% June 1, 2034
4,720,000	Tobacco Settlement Financing Corp	3,978,582
	Municipal Bonds
	6.706% June 1, 2046
		$5,722,762

UTILITIES --- 1.59%
240,000	AES Corp	236,700
	Senior Notes
	7.750% March 1, 2014
1,000,000	Constellation Energy Group	890,855
	Notes
	4.550% June 15, 2015
1,200,000	DCP Midstream LP ‡	1,093,974
	Bonds
	6.450% November 3, 2036
2,220,000	NGC Corp	1,834,275
	Company Guaranteed Notes
	8.316% June 1, 2027
180,000	NGC Corp	156,600
	Debentures
	7.125% May 15, 2018
415,000	NGC Corp	344,450
	Debentures
	7.625% October 15, 2026
1,000,000	White Pine Hydro LLC ‡ #	950,983
	Notes
	7.260% July 20, 2015
455,000	White Pine Hydro LLC ‡ #	431,064
	Notes
	6.960% July 10, 2037
300,000	White Pine Hydro LLC ‡ #	289,500
	Notes
	6.310% July 10, 2017
		$6,228,401

TOTAL BONDS --- 96.69%		$377,892,633
(Cost $374,318,726)

PREFERRED STOCK

Shares		Value ($)

BANKS --- 0.01%
57	Bank of America Corp	50,374
		$50,374

COMPUTER SOFTWARE & SERVICES --- 0.06%
300	Lucent Technologies Capital Trust 1	237,375
		$237,375

ELECTRIC COMPANIES --- 0.31%
5,650	AES Trust III	272,259
2,255	New York State Electric & Gas Corp	137,555
25,000	Southern California Edison Co	515,000
3,600	Union Electric Co	277,200
300	Xcel Energy Inc	21,225
		$1,223,239

FINANCIAL SERVICES --- 0.08%
9,608	Sovereign Capital Trust IV	295,446
		$295,446

HOUSEHOLD GOODS --- 0.36%
31,225	Newell Financial Trust Inc	1,405,125
		$1,405,125

INVESTMENT BANK/BROKERAGE FIRM --- 0.25%
18,247	Lehman Brothers Holdings Inc	998,687
		$998,687

OIL & GAS --- 0.78%
15,175	Chesapeake Energy Corp	2,759,685
7,000	El Paso Energy Capital Trust I	287,000
		$3,046,685

REAL ESTATE --- 0.01%
2,000	FelCor Lodging Trust Inc REIT	38,125
		$38,125

UTILITIES --- 0.01%
275	MDU Resources Group Inc	27,517
		$27,517

TOTAL PREFERRED STOCK --- 1.87%		$7,322,573
(Cost $5,799,157)

COMMON STOCK

Shares		Value ($)

COMMUNICATIONS - EQUIPMENT --- 0.31%
51,679	Corning Inc	1,191,201
		$1,191,201

CONTAINERS --- 0.28%
26,029	Owens-Illinois Inc ‡‡	1,085,149
		$1,085,149

UNIT INVESTMENT TRUST --- 0.07%
23,247	Dreyfus Premier GNMA Fund Inc	83,224
10,229	DWS High Income Trust	47,054
7,484	Highland Credit Strategies Fund	100,136
16,727	Van Kampen High Income Trust II	55,199
		$285,613

TOTAL COMMON STOCK --- 0.66%		$2,561,963
(Cost $1,833,556)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
3,043,000	Fannie Mae	3,043,000
	2.050% July 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.78%		$3,043,000
(Cost $3,043,000)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%		$390,820,169
(Cost $384,994,637)

Legend

*	Security is an agency note with maturity date and interest rate indicated.
†	Security in default at June 30, 2008.
#	Illiquid Security.
‡	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
§

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $1,407,107.

**	Represents the current interest rate for variable rate security.
††	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
‡‡	Non-income Producing Security
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro Dollar
GBP	-	United Kingdom Pound
IDR	-	Indonesian Rupiah
ISK	-	Icelandic Krona
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
THB	-	Thai Baht

Summary of Investments by Moody's Rating

Maxim Loomis Sayles Bond Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	116,758,893	30.66%
Aa	13,706,250	3.60%
A	21,028,923	5.52%
Baa	111,389,675	29.24%
Ba	36,620,263	9.61%
B	35,750,647	9.38%
C	29,023,936	7.62%
Not Rated	16,657,046	4.37%
	$ 380,935,633	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.
The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.
Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.
Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Description		(Level 1)	(Level 2)	(Level 3)	Total
Assets
Bonds	$		$368,017,939	$9,874,696	$377,892,635
Common Stock		2,561,962			2,561,962
Preferred Stock		1,949,666	5,372,906		7,322,572
Short-Term Investments		3,043,000			3,043,000
Total		$7,554,628	$373,390,845	$9,874,696	$390,820,169

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2008:

Description	Bonds
Beginning Balance	$6,549,561
Total gain (or losses) (realized/unrealized)	(939,112)
Purchases, sales and corporate actions	1,851,138
Transfers into (out of) Level 3	2,413,109
Ending Balance	$9,874,696

Restricted & Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2008 were $45,512,909, $47,044,173 and 11.90%, respectively.
The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2008 were $3,803,966, $3,786,642 and 0.96%, respectively.

Foreign Currency Translations
The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.
Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $65,341,609 and $51,164,650, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $385,037,429. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,562,418 and gross depreciation of securities in which there was an excess of tax cost over value of $19,779,678 resulting in net appreciation of $5,782,740.

5.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $1,407,180 and received collateral of $1,411,227 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008